SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED (Details)	9 Months Ended
	Sep. 30, 2023 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Beginning balance, shares | shares	116,521,343
DSUs outstanding, Fair value, Beginning | $	$ 298,000
Ending balance, shares | shares	135,730,527
DSUs outstanding, Fair value, Ending | $	$ 856,524
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares | shares	200,000
DSUs outstanding, Market price, Beginning | $ / shares	$ 1.49	[1]
DSUs outstanding, Fair value, Beginning | $	$ 298,000
Number of DSUs granted during the period | shares	407,463	[2]
DSUs granted, market price | $ / shares	$ 1.37	[1],[2]
DSUs granted, fair value | $	$ 558,524	[2]
Ending balance, shares | shares	607,463
DSUs outstanding, Market price, Ending | $ / shares	$ 1.41	[1]
DSUs outstanding, Fair value, Ending | $	$ 856,524

[1]	According to the DSU plan, Market Price is the volume weighted average price on the TSXV for the last five trading days immediately preceding the grant date.
[2]	DSUs were granted on March 31, Jun 30 and September 30, 2023. The market price of $1.37 represented the weighted average price for those grants.